Reserves for Losses and Adjustment Expenses Short-duration Insurance Contracts, Claims by Accident Year (Details) $ in Millions	Dec. 31, 2019 USD ($) Integer	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Claims Development [Line Items]
Liability for claims and claim adjustment expenses, net of reinsurance	$ 4,815.5
Property Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	1,432.2
Cumulative paid claims and allocated claim adjustment expense, Net	1,245.6
All outstanding liabilities for 2012 and subsequent years, net of reinsurance	186.6
All outstanding liabilities before 2012, net of reinsurance	4.1
Liability for claims and claim adjustment expenses, net of reinsurance	190.7
Casualty Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	1,173.3
Cumulative paid claims and allocated claim adjustment expense, Net	546.1
All outstanding liabilities for 2012 and subsequent years, net of reinsurance	627.2
All outstanding liabilities before 2012, net of reinsurance	42.0
Liability for claims and claim adjustment expenses, net of reinsurance	669.2
Marine, Aviation and Energy Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	2,070.6
Cumulative paid claims and allocated claim adjustment expense, Net	1,490.7
All outstanding liabilities for 2012 and subsequent years, net of reinsurance	579.9
All outstanding liabilities before 2012, net of reinsurance	11.6
Liability for claims and claim adjustment expenses, net of reinsurance	591.5
Financial and Professional Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	1,310.5
Cumulative paid claims and allocated claim adjustment expense, Net	670.4
All outstanding liabilities for 2012 and subsequent years, net of reinsurance	640.1
All outstanding liabilities before 2012, net of reinsurance	17.3
Liability for claims and claim adjustment expenses, net of reinsurance	657.4
Property Catastrophe and Other Property Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	2,195.6
Cumulative paid claims and allocated claim adjustment expense, Net	1,687.6
All outstanding liabilities for 2012 and subsequent years, net of reinsurance	508.0
All outstanding liabilities before 2012, net of reinsurance	20.6
Liability for claims and claim adjustment expenses, net of reinsurance	528.6
Casualty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	1,867.4
Cumulative paid claims and allocated claim adjustment expense, Net	666.1
All outstanding liabilities for 2012 and subsequent years, net of reinsurance	1,201.2
All outstanding liabilities before 2012, net of reinsurance	401.0
Liability for claims and claim adjustment expenses, net of reinsurance	1,602.2
Specialty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	2,045.3
Cumulative paid claims and allocated claim adjustment expense, Net	1,499.4
All outstanding liabilities for 2012 and subsequent years, net of reinsurance	545.9
All outstanding liabilities before 2012, net of reinsurance	30.0
Liability for claims and claim adjustment expenses, net of reinsurance	575.9
Accident Year 2012 | Property Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	153.0	153.0	$ 154.0	$ 159.9	$ 165.5	$ 166.6	$ 167.9	$ 169.8
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0.0
Number of Reported Claims | Integer	6,075
Cumulative paid claims and allocated claim adjustment expense, Net	$ 153.6	153.6	154.3	156.8	152.7	138.7	129.1	41.3
Accident Year 2012 | Casualty Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	70.5	68.6	66.6	69.0	61.1	70.0	62.8	78.0
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 8.0
Number of Reported Claims | Integer	2,951
Cumulative paid claims and allocated claim adjustment expense, Net	$ 54.7	50.1	49.3	40.9	29.7	14.2	6.6	1.3
Accident Year 2012 | Marine, Aviation and Energy Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	310.9	316.2	327.9	331.8	346.2	325.5	306.0	268.5
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 7.0
Number of Reported Claims | Integer	3,808
Cumulative paid claims and allocated claim adjustment expense, Net	$ 274.4	273.5	250.6	239.7	210.9	174.7	132.2	51.3
Accident Year 2012 | Financial and Professional Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	95.8	100.8	89.1	93.5	96.5	93.1	89.5	88.0
Incurred but Not Reported (IBNR) Claims Liability, Net	$ (1.6)
Number of Reported Claims | Integer	580
Cumulative paid claims and allocated claim adjustment expense, Net	$ 84.8	79.7	70.3	65.1	59.1	50.6	39.5	22.8
Accident Year 2012 | Property Catastrophe and Other Property Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	262.0	272.1	279.6	282.6	279.2	286.6	303.5	280.3
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 8.5
Number of Reported Claims | Integer	664
Cumulative paid claims and allocated claim adjustment expense, Net	$ 242.5	232.4	227.9	216.8	209.3	189.1	136.0	35.7
Accident Year 2012 | Casualty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	244.1	241.5	232.6	231.6	234.6	243.3	232.0	233.8
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 34.1
Number of Reported Claims | Integer	1,770
Cumulative paid claims and allocated claim adjustment expense, Net	$ 143.8	134.1	117.4	96.2	65.3	41.9	17.7	2.2
Accident Year 2012 | Specialty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	167.1	169.5	172.9	172.3	173.9	188.3	199.2	175.8
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 5.4
Number of Reported Claims | Integer	638
Cumulative paid claims and allocated claim adjustment expense, Net	$ 153.3	150.5	149.2	143.9	138.5	128.5	93.4	$ 24.9
Accident Year 2013 | Property Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	111.9	111.6	113.6	112.6	116.9	117.2	130.0
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0.4
Number of Reported Claims | Integer	5,759
Cumulative paid claims and allocated claim adjustment expense, Net	$ 110.2	108.4	105.7	101.1	89.1	75.9	38.9
Accident Year 2013 | Casualty Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	104.8	104.6	103.4	120.4	114.9	116.5	132.9
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 10.8
Number of Reported Claims | Integer	3,239
Cumulative paid claims and allocated claim adjustment expense, Net	$ 85.1	80.8	68.4	53.0	39.5	25.8	2.2
Accident Year 2013 | Marine, Aviation and Energy Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	345.1	346.4	332.9	325.8	342.3	333.7	320.8
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 5.2
Number of Reported Claims | Integer	4,171
Cumulative paid claims and allocated claim adjustment expense, Net	$ 300.4	284.3	264.7	235.3	204.9	131.6	41.5
Accident Year 2013 | Financial and Professional Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	90.3	91.3	100.2	101.2	104.5	100.1	105.6
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 7.7
Number of Reported Claims | Integer	572
Cumulative paid claims and allocated claim adjustment expense, Net	$ 74.5	72.4	63.8	65.4	31.2	21.1	8.1
Accident Year 2013 | Property Catastrophe and Other Property Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	170.3	173.2	176.5	178.0	189.2	199.1	216.7
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0.4
Number of Reported Claims | Integer	822
Cumulative paid claims and allocated claim adjustment expense, Net	$ 166.0	164.5	163.0	158.3	146.3	98.3	34.4
Accident Year 2013 | Casualty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	203.3	200.6	205.4	222.3	225.0	229.7	214.5
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 39.6
Number of Reported Claims | Integer	1,648
Cumulative paid claims and allocated claim adjustment expense, Net	$ 127.3	114.6	92.7	64.8	42.6	15.8	3.4
Accident Year 2013 | Specialty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	114.9	115.1	118.9	119.7	131.5	139.3	144.1
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 4.8
Number of Reported Claims | Integer	574
Cumulative paid claims and allocated claim adjustment expense, Net	$ 102.0	101.1	101.1	94.1	86.8	70.8	$ 25.0
Accident Year 2014 | Property Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	132.6	134.1	134.9	134.2	157.3	165.4
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 1.5
Number of Reported Claims | Integer	9,989
Cumulative paid claims and allocated claim adjustment expense, Net	$ 129.3	127.9	123.8	114.1	86.6	40.4
Accident Year 2014 | Casualty Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	140.4	136.3	129.2	139.0	127.2	144.9
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 24.8
Number of Reported Claims | Integer	3,723
Cumulative paid claims and allocated claim adjustment expense, Net	$ 97.3	73.2	59.8	32.7	13.4	2.7
Accident Year 2014 | Marine, Aviation and Energy Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	313.0	306.1	310.6	298.9	314.1	309.8
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 11.6
Number of Reported Claims | Integer	4,027
Cumulative paid claims and allocated claim adjustment expense, Net	$ 250.9	232.7	210.0	189.3	116.8	53.5
Accident Year 2014 | Financial and Professional Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	120.1	131.1	119.8	129.5	130.9	135.0
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 12.4
Number of Reported Claims | Integer	788
Cumulative paid claims and allocated claim adjustment expense, Net	$ 85.5	79.7	72.2	53.5	30.7	3.0
Accident Year 2014 | Property Catastrophe and Other Property Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	146.0	150.9	150.5	161.8	177.7	190.3
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 2.2
Number of Reported Claims | Integer	905
Cumulative paid claims and allocated claim adjustment expense, Net	$ 140.5	141.8	137.8	127.8	101.1	37.6
Accident Year 2014 | Casualty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	205.9	203.2	209.6	216.2	207.7	205.0
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 44.3
Number of Reported Claims | Integer	1,732
Cumulative paid claims and allocated claim adjustment expense, Net	$ 107.4	86.4	60.2	37.8	13.8	2.5
Accident Year 2014 | Specialty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	124.3	125.8	123.0	132.1	140.2	152.0
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 8.1
Number of Reported Claims | Integer	621
Cumulative paid claims and allocated claim adjustment expense, Net	$ 102.4	99.5	89.2	81.1	56.3	$ 16.6
Accident Year 2015 | Property Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	203.1	202.6	200.3	205.8	240.2
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 2.6
Number of Reported Claims | Integer	11,597
Cumulative paid claims and allocated claim adjustment expense, Net	$ 196.4	179.9	170.8	142.9	57.3
Accident Year 2015 | Casualty Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	236.7	203.9	186.2	223.6	203.6
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 38.7
Number of Reported Claims | Integer	4,577
Cumulative paid claims and allocated claim adjustment expense, Net	$ 138.8	92.9	56.6	17.1	3.2
Accident Year 2015 | Marine, Aviation and Energy Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	310.0	286.5	282.5	300.3	297.3
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 24.9
Number of Reported Claims | Integer	4,030
Cumulative paid claims and allocated claim adjustment expense, Net	$ 222.2	194.2	174.4	123.4	44.9
Accident Year 2015 | Financial and Professional Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	191.0	189.8	185.6	175.6	174.2
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 47.7
Number of Reported Claims | Integer	1,077
Cumulative paid claims and allocated claim adjustment expense, Net	$ 110.0	89.4	70.1	43.5	13.8
Accident Year 2015 | Property Catastrophe and Other Property Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	172.0	156.7	177.2	187.3	214.5
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 6.5
Number of Reported Claims | Integer	1,031
Cumulative paid claims and allocated claim adjustment expense, Net	$ 156.2	139.2	126.9	95.1	35.9
Accident Year 2015 | Casualty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	210.9	213.3	210.7	201.2	194.3
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 56.3
Number of Reported Claims | Integer	1,832
Cumulative paid claims and allocated claim adjustment expense, Net	$ 89.4	65.5	38.4	18.0	3.5
Accident Year 2015 | Specialty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	157.9	159.1	164.8	170.2	166.3
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 11.1
Number of Reported Claims | Integer	765
Cumulative paid claims and allocated claim adjustment expense, Net	$ 131.4	122.1	104.2	56.4	$ 17.7
Accident Year 2016 | Property Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	245.8	244.5	249.6	238.8
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 7.4
Number of Reported Claims | Integer	10,738
Cumulative paid claims and allocated claim adjustment expense, Net	$ 223.7	201.6	169.0	67.0
Accident Year 2016 | Casualty Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	190.4	183.8	188.5	217.4
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 70.4
Number of Reported Claims | Integer	4,509
Cumulative paid claims and allocated claim adjustment expense, Net	$ 82.8	40.3	22.9	4.2
Accident Year 2016 | Marine, Aviation and Energy Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	229.3	229.1	230.5	260.6
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 26.6
Number of Reported Claims | Integer	4,368
Cumulative paid claims and allocated claim adjustment expense, Net	$ 164.1	142.5	82.6	30.9
Accident Year 2016 | Financial and Professional Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	202.2	216.5	211.8	191.0
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 61.5
Number of Reported Claims | Integer	1,238
Cumulative paid claims and allocated claim adjustment expense, Net	$ 130.1	102.1	71.2	15.1
Accident Year 2016 | Property Catastrophe and Other Property Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	248.1	269.8	271.5	271.6
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 8.2
Number of Reported Claims | Integer	1,278
Cumulative paid claims and allocated claim adjustment expense, Net	$ 216.4	205.4	164.2	57.0
Accident Year 2016 | Casualty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	255.6	245.6	245.9	233.4
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 89.0
Number of Reported Claims | Integer	1,759
Cumulative paid claims and allocated claim adjustment expense, Net	$ 96.3	64.2	33.6	9.3
Accident Year 2016 | Specialty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	230.8	238.4	240.3	239.3
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 23.2
Number of Reported Claims | Integer	916
Cumulative paid claims and allocated claim adjustment expense, Net	$ 183.9	165.8	151.0	$ 58.8
Accident Year 2017 | Property Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	252.2	259.0	296.1
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 10.3
Number of Reported Claims | Integer	9,532
Cumulative paid claims and allocated claim adjustment expense, Net	$ 222.0	188.9	96.6
Accident Year 2017 | Casualty Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	179.0	175.0	181.6
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 35.3
Number of Reported Claims | Integer	5,022
Cumulative paid claims and allocated claim adjustment expense, Net	$ 53.0	23.0	3.6
Accident Year 2017 | Marine, Aviation and Energy Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	207.3	201.0	210.7
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 17.2
Number of Reported Claims | Integer	5,894
Cumulative paid claims and allocated claim adjustment expense, Net	$ 140.3	97.7	40.2
Accident Year 2017 | Financial and Professional Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	187.9	183.1	206.8
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 70.9
Number of Reported Claims | Integer	1,688
Cumulative paid claims and allocated claim adjustment expense, Net	$ 83.4	51.3	27.2
Accident Year 2017 | Property Catastrophe and Other Property Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	516.6	534.7	557.7
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 10.0
Number of Reported Claims | Integer	1,952
Cumulative paid claims and allocated claim adjustment expense, Net	$ 416.9	357.8	123.3
Accident Year 2017 | Casualty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	253.6	242.9	245.2
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 129.0
Number of Reported Claims | Integer	1,474
Cumulative paid claims and allocated claim adjustment expense, Net	$ 59.1	30.6	8.9
Accident Year 2017 | Specialty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	376.1	392.6	379.9
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 51.0
Number of Reported Claims | Integer	1,303
Cumulative paid claims and allocated claim adjustment expense, Net	$ 270.9	238.9	$ 94.8
Accident Year 2018 | Property Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	206.3	203.7
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 18.4
Number of Reported Claims | Integer	7,913
Cumulative paid claims and allocated claim adjustment expense, Net	$ 161.1	62.2
Accident Year 2018 | Casualty Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	125.9	123.0
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 57.7
Number of Reported Claims | Integer	4,938
Cumulative paid claims and allocated claim adjustment expense, Net	$ 28.0	3.2
Accident Year 2018 | Marine, Aviation and Energy Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	208.5	171.3
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 33.9
Number of Reported Claims | Integer	4,839
Cumulative paid claims and allocated claim adjustment expense, Net	$ 104.9	26.8
Accident Year 2018 | Financial and Professional Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	173.5	157.6
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 69.1
Number of Reported Claims | Integer	4,644
Cumulative paid claims and allocated claim adjustment expense, Net	$ 74.8	20.3
Accident Year 2018 | Property Catastrophe and Other Property Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	406.8	349.9
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 14.2
Number of Reported Claims | Integer	1,769
Cumulative paid claims and allocated claim adjustment expense, Net	$ 320.6	122.8
Accident Year 2018 | Casualty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	258.7	229.2
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 166.9
Number of Reported Claims | Integer	1,051
Cumulative paid claims and allocated claim adjustment expense, Net	$ 33.6	7.2
Accident Year 2018 | Specialty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	397.5	398.4
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 67.3
Number of Reported Claims | Integer	1,282
Cumulative paid claims and allocated claim adjustment expense, Net	$ 281.2	$ 27.3
Accident Year 2019 | Property Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	127.3
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 42.4
Number of Reported Claims | Integer	5,291
Cumulative paid claims and allocated claim adjustment expense, Net	$ 49.3
Accident Year 2019 | Casualty Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	125.6
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 89.2
Number of Reported Claims | Integer	3,625
Cumulative paid claims and allocated claim adjustment expense, Net	$ 6.4
Accident Year 2019 | Marine, Aviation and Energy Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	146.5
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 67.7
Number of Reported Claims | Integer	2,532
Cumulative paid claims and allocated claim adjustment expense, Net	$ 33.5
Accident Year 2019 | Financial and Professional Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	249.7
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 195.9
Number of Reported Claims | Integer	10,797
Cumulative paid claims and allocated claim adjustment expense, Net	$ 27.3
Accident Year 2019 | Property Catastrophe and Other Property Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	273.8
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 117.4
Number of Reported Claims | Integer	974
Cumulative paid claims and allocated claim adjustment expense, Net	$ 28.5
Accident Year 2019 | Casualty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	235.3
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 207.6
Number of Reported Claims | Integer	375
Cumulative paid claims and allocated claim adjustment expense, Net	$ 9.2
Accident Year 2019 | Specialty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	476.7
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 154.6
Number of Reported Claims | Integer	1,080
Cumulative paid claims and allocated claim adjustment expense, Net	$ 274.3